Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Stock options to non-employees
Stock-based compensation expense recognized	$ 34,500
Research and development expense | Non-employees
Stock options to non-employees
Stock-based compensation expense recognized	11,000	25,000
General and administrative expense | Non-employees
Stock options to non-employees
Stock-based compensation expense recognized	$ 289,000	$ 133,000